Provision for Pension and Post-retirement Benefits (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Defined benefit plans	$ 122	$ 122	$ 118	$ 89
Provision for pension and post-retirement benefits	122	122	118	107
Benefit obligation
Net periodic benefit cost		1,270	1,095	1,146
2018
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	10	10
2019
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	10	10
2020
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	10	10
2021
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	11	11
2022
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	11	11
Thereafter
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	62	62
Pension plans
Disclosure of defined benefit plans [line items]
Defined benefit plans	0	0	0	(18)
Medical scheme
Disclosure of defined benefit plans [line items]
Defined benefit plans	114	114	109	97
Benefit obligation
Balance at beginning of year		109	97	135
Interest cost		10	10	10
Benefits paid		(9)	(8)	(9)
Actuarial (gain) loss		(8)	(2)	(7)
Translation		13	12	(32)
Balance at end of year	$ 115	115	109	97
Net periodic benefit cost		$ 10	$ 10	$ 10
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rate	9.29%	9.29%	9.31%	10.10%
Expected increase in health care costs	7.75%	7.75%	8.30%	9.10%
Health care cost trend assumed for next year	7.75%	7.75%	8.30%	9.10%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	7.75%	7.75%	8.30%	9.10%
Estimate of contributions expected to be paid to plan for next annual reporting period		$ 10
Medical scheme | Effect on total service and interest cost
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1	1	$ 1	$ 1
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(1)	(1)	(1)	(1)
Medical scheme | Effect on post-retirement benefit obligation
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	10	10	10	9
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(8)	(8)	(9)	(8)
Other defined benefit plans
Disclosure of defined benefit plans [line items]
Defined benefit plans	8	8	9	10
Other defined benefit plans | Ghana
Disclosure of defined benefit plans [line items]
Defined benefit plans	6	6	6	7
Other defined benefit plans | North America
Disclosure of defined benefit plans [line items]
Defined benefit plans	1	1	2	2
Supplemental Employee Retirement Plan | North America
Disclosure of defined benefit plans [line items]
Defined benefit plans	1	1	1	1
AngloGold Ashanti Limited Pension Fund
Disclosure of defined benefit plans [line items]
Defined benefit plans	0	0	0	18
Classified as held for sale | Medical scheme
Disclosure of defined benefit plans [line items]
Post Retirement Medical Scheme Transferred To Non Current Liabilities Held For Sale	(1)		0	0
Not classified as held for sale | Medical scheme
Benefit obligation
Balance at beginning of year		109	97
Balance at end of year	$ 114	$ 114	$ 109	$ 97